UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2010

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 05/10/10
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 118

Form 13F Information Table Value Total: $261,741 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title          CUSIP       Values    Shares   Investment   Other       Voting Authority
                                         Of Class                                       Discretion   Mgrs      Sole   Shared   None

Nabors Industries Ltd                      SHS         G6359F103     1,574      80,208                        80,208
ACE Ltd                                    SHS         H0023R105     4,364      83,446                        83,446
Acme Packet Inc                            COM         004764106     2,210     114,606                       114,606
American Express Co                        COM         025816109     3,305      80,112                        80,112
American Superconductor Co                 COM         030111108     4,049     140,103                       140,103
Apple Inc                                  COM         037833100     8,859      37,698                        37,698
Aruba Networks Inc                         COM         043176106     2,030     148,603                       148,603
Atheros Communications Inc                 COM         04743P108     1,342      34,666                        34,666
Baidu Inc                             SPON ADR REP A   056752108     4,683       7,845                         7,845
Banco Santander Brasil S A            ADS REP 1 UNIT   05967A107     1,831     147,270                       147,270
Bank of America Corporatio                 COM         060505104     1,973     110,529                       110,529
Barclays BK PLC                      DJUBS CMDT ETN36  06738C778     1,215      30,483                        30,483
Barrick Gold Corp                          COM         067901108     1,717      44,792                        44,792
Beacon Power Corp                          COM         073677106         4      10,000                        10,000
Becton Dickinson & Co                      COM         075887109     3,825      48,581                        48,581
Berkshire Hathaway Inc Del                 CL B        084670207     2,355      28,981                        28,981
Bldrs Index Fds Tr                    EMER MK 50 ADR   09348R300     3,505      79,659                        79,659
BP PLC                                SPONSORED ADR    055622104       564       9,890                         9,890
C H Robinson Worldwide Inc               COM NEW       12541W209     2,278      40,789                        40,789
Cenovus Energy Inc                         COM         15135U109     1,514      57,757                        57,757
Centrais Electricas Brasil            SPONSORED ADR    15234Q207     2,986     199,057                       199,057
Chesapeake Energy Corp                     COM         165167107     2,298      97,199                        97,199
Chevron Corp New                           COM         166764100       811      10,701                        10,701
Cisco Sys Inc                              COM         17275R102     3,984     153,041                       153,041
Cninsure Inc                          SPONSORED ADR    18976M103     4,062     152,655                       152,655
ConocoPhillips                             COM         20825C104       395       7,711                         7,711
Ctrip Com Intl Ltd                   AMERICAN DEP SHS  22943F100     1,379      35,167                        35,167
Diamond Offshore Drilling                  COM         25271C102     4,058      45,698                        45,698
Dolby Laboratories Inc                     COM         25659T107     2,207      37,620                        37,620
Dragonwave Inc                             COM         26144M103     2,719     293,959                       293,959
Eaton Vance Flting Rate In                 COM         278279104     1,384      87,778                        87,778
Ebay Inc                                   COM         278642103     2,113      78,365                        78,365
Encana Corp                                COM         292505104     1,786      57,557                        57,557
Entergy Corp NEW                           COM         29364G103     3,202      39,365                        39,365
Enterprise Prods Partners                  COM         293792107       259       7,496                         7,496
Expeditors Intl Wash Inc                   COM         302130109       950      25,720                        25,720
Exxon Mobil Corp                           COM         30231G102     4,045      60,395                        60,395
FLIR Sys Inc                               COM         302445101     1,787      63,400                        63,400
First Solar Inc                            COM         336433107       403       3,288                         3,288
Gafisa S A                              SPONS ADR      362607301     2,328     169,400                       169,400
General Electric Co                        COM         369604103     1,080      59,328                        59,328
Gilead Sciences Inc                        COM         375558103     3,512      77,229                        77,229
Goldcorp Inc New                           COM         380956409     3,213      86,320                        86,320
Goldman Sachs Group Inc                    COM         38141G104     2,332      13,668                        13,668
Google Inc                                 CL A        38259P508     3,803       6,705                         6,705
Graftech Intl Ltd                          COM         384313102     3,891     284,623                       284,623
Green Mtn Coffee Roasters                  COM         393122106     2,597      26,814                        26,814
GreenHill & Co Inc                         COM         395259104     1,113      13,558                        13,558
HDFC Bank Ltd                         ADR REPS 3 SHS   40415F101     1,502      10,772                        10,772
Helmerich & Payne Inc                      COM         423452101     1,418      37,249                        37,249
ICICI Bk Ltd                               ADR         45104G104     1,663      38,936                        38,936
Imperial Oil Ltd                         COM NEW       453038408     2,077      53,443                        53,443
IShares Tr Index                     BARCLYS TIPS BD   464287176     2,927      28,176                        28,176
IShares Tr Index                      S&P 500 INDEX    464287200     7,917      67,467                        67,467
IShares Tr Index                      BARCLY USAGG B   464287226     5,418      51,993                        51,993
IShares Tr Index                      MSCI EMERG MKT   464287234     3,464      82,229                        82,229
IShares Tr Index                        S&P500 GRW     464287309       271       4,515                         4,515
IShares Tr Index                      MSCI EAFE IDX    464287465     4,495      80,297                        80,297
IShares Tr Index                      S&P GLB100INDX   464287572       446       7,329                         7,329
IShares Tr Index                      S&P MC 400 GRW   464287606       345       4,067                         4,067
IShares Tr Index                      RUSL 3000 GROW   464287671       323       7,629                         7,629
IShares Tr Index                      DJ US TECH SEC   464287721     2,071      35,464                        35,464
IShares Tr Index                      S&P SMLCP GROW   464287887       280       4,570                         4,570
IShares Tr                           S&P NTL AMTFREE   464288414       367       3,550                         3,550
IShares Tr                            HIGH YLD CORP    464288513     3,157      35,720                        35,720
IShares Tr                           BARCLYS INTER CR  464288638     3,252      31,264                        31,264
IShares Tr                          BARCLYS 1-3 YR CR  464288646     4,488      42,909                        42,909
IShares Tr                            US PFD STK IDX   464288687     2,274      58,740                        58,740
Itau Unibanco Hldg SA                SPON ADR REP PFD  465562106     1,530      69,569                        69,569
Jacobs Engr Group Inc Del                  COM         469814107     2,377      52,608                        52,608
KeyCorp NEW                                COM         493267108     1,993     257,147                       257,147
Market Vectors ETF Tr                 GOLD MINER ETF   57060U100       392       8,825                         8,825
Market Vectors ETF Tr                 BRAZL SMCP ETF   57060U613     1,203      26,316                        26,316
Market Vectors ETF Tr                 HG YLD MUN ETF   57060U878       355      11,541                        11,541
Merck & Co. Inc. New                       COM         58933Y105       221       5,911                         5,911
Microsoft Corp                             COM         594918104       202       6,898                         6,898
Mindray Medical Intl Ltd                 SPON ADR      602675100       559      15,347                        15,347
Netflix Inc                                COM         64110L106     2,766      37,504                        37,504
New Oriental Ed & Tech Grp               SPON ADR      647581107       586       6,848                         6,848
Northern Tr Corp                           COM         665859104     4,386       79,363                       79,363
Oracle Corp                                COM         68389X105       396       15,404                       15,404
PepsiCo Inc                                COM         713448108     1,856       28,052                       28,052
Petroleo Brasileiro SA Pet            SP ADR NON VTG   71654V101     3,248       82,034                       82,034
Pfizer Inc                                 COM         717081103       190       11,104                       11,104
Pharmaceutical Hlders Tr              DEPOSITRY RCPT   71712A206     2,829       42,650                       42,650
Pimco ETF Tr                         INTER MUN BD ST   72201R866       831       16,645                       16,645
Powershares QQQ Trust                   UNIT SER 1     73935A104       653       13,561                       13,561
Powershares ETF Trust                 DYNAMIC MKT PT   73935X104       467       11,781                       11,781
Powershares ETF Trust II              GLOB GLD&P ETF   73936Q876     3,096       82,466                       82,466
Powershares Global ETF Tru            SOVEREIGN DEBT   73936T573       373       14,254                       14,254
Procter & Gamble Co                        COM         742718109     2,141       33,840                       33,840
Qualcomm Inc                               COM         747525103     4,399      104,828                      104,828
Rovi Corp                                  COM         779376102     4,133      111,306                      111,306
Rydex ETF Trust                       S&P 500 EQ TRD   78355W106       553       12,991                       12,991
SPDR S&P 500 ETF Tr                   UNIT SER 1 S&P   78462F103       551        4,708                        4,708
SPDR Gold Trust                          GOLD SHS      78463V107    18,521      169,997                      169,997
SPDR Series Trust                     DB INT GVT ETF   78464A490     1,127       20,341                       20,341
SPDR Series Trust                     S&P RETAIL ETF   78464A714       235        5,688                        5,688
SPDR Series Trust                     DJ MID GRW ETF   78464A821       271        4,255                        4,255
Salesforce Com Inc                         COM         79466L302     3,078       41,346                       41,346
Southwestern Energy Co                     COM         845467109     2,011       49,395                       49,395
Stericycle Inc                             COM         858912108     1,199       22,000                       22,000
Teva Pharmaceutical Inds L                 ADR         881624209     2,088       33,095                       33,095
Thoratec Corp                            COM NEW       885175307     2,438       72,890                       72,890
Urban Outfitters Inc                       COM         917047102     3,442       90,418                       90,418
Vanguard Tax-Managed FD               EUROPE PAC ETF   921943858       374       10,813                       10,813
Vanguard World FDS                    UTILITIES ETF    92204A876     4,332       68,855                       68,855
Vanguard Intl Equity Index            ALLWRLD EX US    922042775     2,272       51,114                       51,114
Vanguard Intl Equity Index             EMR MKT ETF     922042858       660       15,669                       15,669
Vanguard Index FDS                       REIT ETF      922908553     2,357       48,280                       48,280
Vanguard Index FDS                    EXTEND MKT ETF   922908652       546       11,636                       11,636
Verizon Communications Inc                 COM         92343V104       208        6,698                        6,698
Visa Inc                                 COM CL A      92826C839     2,394       26,302                       26,302
Volcano Corporation                        COM         928645100     1,293       53,526                       53,526
WisdomTree Trust                      EMERG MKTS ETF   97717W315       266        5,069                        5,069
WisdomTree Trust                     DEFA EQT INC ETF  97717W802       253        6,058                        6,058
Wright Express Corp                        COM         98233Q105     2,707       89,884                       89,884
Zhongpin Inc                               COM         98952K107     1,337      105,254                      105,254